UNITED STATES
SECURITIES & EXCHANGE COMMISSION
Washington, D.C.  02549

FORM 13F  Form 13F COVER PAGE
Reports Quarter Ended:  June 30, 2004
Check Here if Amendment [ ] ;  Amendment Number:
This amendment  (check only one)             [ ]  is a restatement
			       [ ]  adds a new holding Institutional

Investment Manager Filing This Report:
Name:	 Provident Capital Corp.
Address:     4130 La Jolla Village Drive
	 Suite 203
           	 La Jolla,  CA  92037

13F File Number:  801-11571

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of the Reporting Manager:


Name:	  Robbins Y. Tong
Title:  	  President
Phone:         (858)  623  -  8459


Signature, Place and Date of Signing:




Robbins Y. Tong   La Jolla, California                Date

Report Type  (Check only one)
[X]  13F Holding Report
[ ]  13F Notice
[ ]  13F Combination

List of Other Managers Reporting to this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

AS OF DATE: 06/30/04

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:         0
FORM 13F INFORMATION TABLE ENTRY TOTAL:    31
FORM 13F INFORMATION TABLE VALUE TOTAL:   $90,952,000
LIST OF OTHER INCLUDED MANAGERS:          NONE









FORM 13F INFORMATION TABLE
AS OF DATE: 06/30/04

 	            TITLE OF	      VALUE SHARES/ SH/ PUT/ INVSTM VOTING AUTHORITY
NAME OF ISSUER CLASS CUSIP (x$1000) PRN AMT PRN CALL DSCRETN SOLE SHARED NONE
------------ ---- --- ----  ------- ------ ------ ------ ----- --- ---- ---

AMGEN INC COM  COM 031162100   367     6728      SH SOLE  0  0  6728
APPLERA CORP COM APPLIED BIO  COM 038020103 226 10400 SH SOLE 0 0 10400
ARCHER DANIELS MIDLAND  COM 039483102   3594   214196  SH SOLE  0  0  214196
BARRICK GOLD CORP COM	 COM 067901108   6534   330833  SH SOLE  0  0  330833
CENTRAL VT PUB SVC COR	P  COM 155771108   415     20266    SH SOLE  0  0  20266
CHEVRONTEXACO CORPORATION  COM 166764100   446     4742      SH SOLE  0  0  4742
CHINA MOBILE HONG KONG LTD ADR COM 16941M109 3765 248350 SH SOLE 0 0 248350
COHERENT INC  COM 192479103   5647   189175  SH SOLE  0  0  189175
COMPUWARE CORP COM  COM 205638109   1002    151800 SH SOLE  0  0  151800
CONOCOPHILLIPS COM  COM 20825C104   7534    98750   SH SOLE  0  0  98750
CONVERGYS CORP COM  COM 212485106    4612   299500 SH SOLE  0  0  299500
DYNEGY INC NEW CL A  COM 26816Q101   294     69100   SH SOLE  0  0  69100
EXXON MOBIL CORP COM  COM 30231G102   323      7276    SH SOLE  0  0  7276
GEMSTAR-TV GUIDE INTL INC COM  COM 36866W106 3405 709400 SH SOLE 0 0 709400
GERON CORP COM  COM 374163103   3393    421510 SH SOLE  0  0  421510
HUMANA INC  COM 444859102   7139    422433 SH SOLE  0  0  422433
IMATION CORP COM  COM 45245A107   810     19000   SH SOLE  0  0  19000
INGRAM MICRO INC CL A  COM 457153104    8381   579200 SH SOLE  0  0  579200
INTERWOVEN INC COM NEW  COM 46114T508   119     11800   SH SOLE  0  0  11800
MCKESSON CORPORATION COM  COM 58155Q103   2005   58400   SH SOLE  0  0  58400
MERCK & CO INC  COM 589331107    223     4700     SH SOLE  0  0  4700
MILLEA HOLDINGS INC COM  COM 60032R106    3445   46116   SH SOLE  0  0  46116
MITSUBISHI TOKYO FINL GROUP SP  COM 606816106 3217 343316 SH SOLE  0  0  343316
NEWPORT CORP COM  COM 651824104    278     17200   SH SOLE  0  0  17200
NVIDIA CORP COM  COM 67066G104   2534    123800 SH SOLE  0  0  123800
OLD NATL BANCORP IND COM  COM 680033107   506      20360   SH SOLE  0  0  20360
PACIFICARE HLTH SYS INC DEL CO  COM 695112102  649 16800 SH SOLE  0 0 16800
SABRE HLDGS CORP CL A  COM 785905100   5512    198900 SH SOLE  0  0  198900
SCHWAB CHARLES CORP NEW COM  COM 808513105 1239  128900 SH SOLE 0 0 128900
TIDEWATER INC COM  COM 886423102   2541    85283   SH SOLE  0  0  85283
UNOCAL CORP COM  COM 915289102   10797  284133 SH SOLE  0  0  284133

LINE COUNT: 31